Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	$ 26,608	$ 21,608
Additions	0	5,000
Amortization charge	0	0
Currency translation effects	0	0
Net book value as at the end of the year	26,608	26,608
Total cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	26,608
Net book value as at the end of the year	26,608	26,608
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	0
Net book value as at the end of the year	$ 0	$ 0